INCOME TAXES - Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Non-capital losses | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 22,777
Non-capital losses | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	42,872
Capital losses | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	615
Tax basis of mining interest | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	164,591
Tax basis of mining interest | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	7,911
Tax basis of plant and equipment | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	166,998
Tax basis of plant and equipment | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	60,302
Financing costs | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 0